Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	As detailed below, Barclays' Chief Security Office and Chief Information Security Office operate controls aimed at mitigating cybersecurity-
related risks and understanding internal and external threats.
Barclays deploys controls designed to protect its sensitive information and the data that has been entrusted to us by customers and clients, in line with our Standards, taking into account findings from internal and external reviews of our controls.
Barclays seeks to protect the security of data we share with third parties, including by conducting remote and on-site inspections with certain suppliers to review their controls against contractual obligations and industry standards. A Third Party Service Provider Framework is in place which sets out control requirements for business units to manage the operational, reputational, conduct and legal risks to Barclays through its supply chain.
In operating under a hybrid working model, we have continued to educate colleagues on cybersecurity risks in order to help minimise risks related to remote working, such as data exploitation or leakage.
Barclays works with industry bodies and cybersecurity vendors to learn from risk events in other organisations. Our teams use such intelligence to simulate plausible cybersecurity and data compromise scenarios that allow us to exercise, review and improve our response and recovery plans in preparation for evolving threats.
Operational resilience
Customers and clients have increased expectations for us to be ‘Always On’. The interconnectivity of the financial sector means the stability and resilience of our systems, workforce and the continued provision of third party services, all have a direct impact on the quality of our service.
Resilience and security is a focus for the Board. Barclays continues to strengthen its resilience posture and is focused on its ability to recover from a range of ‘severe but plausible’ scenarios which could cause detriment to its customers and clients and the broader financial market.
To enable this, we define Groupwide business services and their interdependencies across the Group, including technology, third party services and our workforce. Recovery plans and business response plans have been developed for a range of different disruption events, such as cyber or data integrity disruptions, or technology failures. These recovery plans are reviewed and validated through regular testing which supports our aim to reduce the volume and impact of operational incidents year on year. We also conduct regular assurance on third parties to assess their capability.
Operational resilience is delivered through an established and robust Operational Resilience Framework underpinned by a Policy, Standards, methodologies and procedures. These are integrated with Barclays’ Enterprise Risk Management Framework (ERMF) and set the tone from the top. The Standards are embedded within the Barclays Controls Framework and provide a consistent approach across the firm.
The Operational Recovery Planning Policy and Standards drive the identification of the business services that are most important to
Barclays, its customers, clients and the markets in which Barclays operates. The Standards also define requirements for setting recovery targets, mapping of dependencies, planning and testing.
Resilience and security is the responsibility of everyone within the Group. All permanent employees are required to complete annual mandatory training on these topics.
Engaging external security consultants to conduct penetration tests, attack simulations and other reviews to independently benchmark
Barclays’ cybersecurity capabilities is an important part of our cybersecurity programme that allows us to identify and remediate cybersecurity weaknesses. In 2024, Barclays’ Group CISO and Group Chief Information Officer briefed the Board Risk Committee on plans to address the findings of penetration testing and cybersecurity assessments and remediate identified weaknesses.
Barclays also partners with third party security providers on certain activities such as cyber recovery, software vulnerability scanning, penetration testing, distributed denial of service (DDoS) attack prevention, phishing simulations, third party risk management, incident response, intelligence, fraud prevention, and industry benchmarking.
An important part of Barclays’ cybersecurity environment is its Joint Operations Centres (JOCs), which operate 24x7x365 from three globally strategic locations, linking Barclays’ security professionals and incident response managers with control functions and business unit representatives. The JOCs deliver security responsiveness by uniting core security functions and providing a central information and coordination point for security incident management and escalation, based on defined severity levels. During live incidents, the Barclays
Crisis Management Team monitors the response by Incident Management Teams, Resilience Leads, and others, and has discretion to invoke one or more Barclays Crisis Leadership Teams (CLTs). CLTs are business-led teams at entity, business unit, and regional levels that provide strategic leadership in a crisis, maintain incident management oversight, and coordinate key decision making.
To manage security risk from Barclays’ third party suppliers, many of which perform critical services for Barclays businesses and handle sensitive Barclays data, we have a set of contractual Information and Cyber Security Supplier Control Obligations that are based on requirements in our internal Standards. Using our dedicated Third Party Security Management team’s capabilities, as well as third party tooling, we conduct assurance over our third and fourth parties against those obligations. Activity is structured on a risk-based approach that prioritises suppliers that underpin our most important business services. Identified issues are managed formally, but we also engage proactively with third party suppliers to help them strengthen their security and resilience posture. To recognise the risk presented by third party suppliers, which are increasingly targeted by threat actors, we regularly alert third party suppliers where we anticipate that they may be more vulnerable and should take preventative action.
Notwithstanding such third party risk management efforts, Barclays does not have direct control over the cybersecurity of the systems of its third and fourth parties, limiting the Group’s ability to effectively protect and defend against certain threats.
Certifications
Barclays holds three ISO27001 certifications (i.e. the international standard on how to manage information security), Cyber Essentials /
Cyber Essentials Plus Certification, and a UK certification for Digital Banking.
Training
Barclays requires colleagues to complete mandatory information security training at least annually. Topics covered include incident reporting procedures, protecting sensitive data, device security, data leakage prevention, social engineering awareness, and password management. Consequences of noncompletion may include disciplinary action and impact to compensation.
Barclays performs a number of key activities related to identifying, investigating, responding to and containing phishing, including an operational process that provides education and awareness through phishing simulation exercises, and management interventions for employees who demonstrate susceptibility to phishing lures. To report suspected phishing to Barclays' JOCs for further investigation, colleagues have a reporting tool integrated into their email account and receive feedback on whether the reported email was suspect or genuine. Barclays uses metrics to continually refine its phishing education and training.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	As detailed below, Barclays' Chief Security Office and Chief Information Security Office operate controls aimed at mitigating cybersecurity-
related risks and understanding internal and external threats.
Barclays deploys controls designed to protect its sensitive information and the data that has been entrusted to us by customers and clients, in line with our Standards, taking into account findings from internal and external reviews of our controls.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Chief Security Office and Chief Information Security Office
Barclays' Chief Security Office and Chief Information Security Office exist to keep the bank, its customers, clients, and colleagues safe and secure, and to support the resilience of our operations. They support Barclays' ability to operate in a protected and secure environment, and actively promote a culture of security as everyone's responsibility.
The Group Chief Security Officer and Group Chief Information Security Officer (CISO) head Barclays' Chief Security Office and Chief
Information Security Office, respectively.  The Group Chief Security Office is responsible for physical security, threat intelligence, crisis management, and investigations and liaising with law enforcement, among other areas. Barclays' Group Chief Security Officer combines 10 years of law enforcement experience with over 20 years of experience in senior leadership roles managing security at global financial institutions, and is supported by a leadership team with expertise in threat intelligence, investigations, security transformation, and crisis management, as well as other teams of subject matter experts and analysts.
In 2024, Barclays’ Group CISO was elevated to report directly to the Group Chief Information Officer (a member of the Group Executive
Committee), to leverage the strategic and operational benefits of aligning cybersecurity and technology. The Group Chief Information
Officer reports to the Chief Operating Officer, and also sits on the Group Executive Committee. Barclays’ Group CISO is responsible for assessing and managing Barclays’ material risks from cybersecurity threats. The Group CISO is responsible for areas that, among others, include cybersecurity operations; internal penetration testing; third party security management; cryptography; vulnerability management;
governance, risk, and compliance; cyber threat intelligence; and identity access management. The Group CISO has more than 20 years of experience managing cybersecurity for global financial institutions, including responsibility for cybersecurity fusion centres, cyber intelligence, security engineering and architecture, security operations, and network services. The Group CISO is supported by a team of
CISOs for individual business units and jurisdictions. Chief Information Security Office leaders manage Barclays’ cybersecurity activities and are accountable for the day-to-day monitoring of residual risk, identification of gaps, oversight of remedial actions and implementation of strategy. The Group CISO and supporting leadership team collectively have advanced degrees and senior level experience managing cybersecurity risks in a variety of sectors, including those that represent critical national infrastructure, such as telecommunications and financial institutions. They are supported by teams of subject matter experts and analysts in a variety of specialisations, such as penetration testing, cyber-forensic investigations, security engineering, and vulnerability management.
Supporting the delivery of Barclays’ cyber and information security strategy are multiple management committees, forums, and councils, including Cyber Control Councils for each of the eleven Standards supporting the Group Information and Cybersecurity Policy. These Cyber
Control Standards Councils feed into the Cybersecurity Horizontal Controls Forum, the Group Controls Committee, the Group Risk
Committee, and ultimately the Board Risk Committee. In addition, the Group COO holds standalone business reviews that include management updates on the status of cybersecurity across the Group, and a standalone COO Controls Forum that also escalates to the
Group Controls Committee. Barclays’ Operational Risk and Internal Audit functions provide independent views of cyber risk management from second and third line of defence perspectives.
Barclays assesses its cybersecurity activities against the industry-recognised National Institute of Standards and Technology (NIST)
Cybersecurity Framework. Under Barclays' Enterprise Risk Management Framework, there is an Information and Cyber Security Policy supported by eleven Standards which define the minimum requirements for cybersecurity matters across the Barclays Group. The Policy leverages key risk indicators defined in the Standards to integrate cybersecurity risk management into the Group’s Enterprise Risk
Management Framework. The Standards cover the following topics: Cryptography, Network Security, Security Configuration, Data Loss
Prevention, Vulnerability Management, Data Security, Incident Response & Threat Intelligence, Threat Management, Governance, Identity &
Access Management, and Application Security.  The Group CISO approves and is accountable for the Information and Cyber Security Policy and associated Standards. As part of our programme, we periodically assess our performance against these Standards and identify areas for improvement and remediation.
The Board Risk Committee, within its oversight of Operational Risk as a Principal Risk, is responsible for overseeing risks arising from cybersecurity threats. In 2024, the Group Chief Security Officer and Group CISO provided updates to the Board Risk Committee about cybersecurity risks facing the Group. Such updates addressed topics that included the cybersecurity threat environment and ransomware attack preparedness, measurement of Barclays' risk and control posture, cybersecurity incident trends and Barclays' response, plans to improve Barclays' ability to recover from a material cyberattack scenario, Barclays’ vulnerability management, privileged access to Barclays'
systems, regulatory developments, and risks and opportunities related to emerging technology and artificial intelligence.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board Risk Committee, within its oversight of Operational Risk as a Principal Risk, is responsible for overseeing risks arising from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	In 2024, the Group Chief Security Officer and Group CISO provided updates to the Board Risk Committee about cybersecurity risks facing the Group. Such updates addressed topics that included the cybersecurity threat environment and ransomware attack preparedness, measurement of Barclays' risk and control posture, cybersecurity incident trends and Barclays' response, plans to improve Barclays' ability to recover from a material cyberattack scenario, Barclays’ vulnerability management, privileged access to Barclays'
systems, regulatory developments, and risks and opportunities related to emerging technology and artificial intelligence.
Cybersecurity Risk Role of Management [Text Block]	Barclays' Chief Security Office and Chief Information Security Office exist to keep the bank, its customers, clients, and colleagues safe and secure, and to support the resilience of our operations. They support Barclays' ability to operate in a protected and secure environment, and actively promote a culture of security as everyone's responsibility.
The Group Chief Security Officer and Group Chief Information Security Officer (CISO) head Barclays' Chief Security Office and Chief
Information Security Office, respectively.  The Group Chief Security Office is responsible for physical security, threat intelligence, crisis management, and investigations and liaising with law enforcement, among other areas. Barclays' Group Chief Security Officer combines 10 years of law enforcement experience with over 20 years of experience in senior leadership roles managing security at global financial institutions, and is supported by a leadership team with expertise in threat intelligence, investigations, security transformation, and crisis management, as well as other teams of subject matter experts and analysts.
In 2024, Barclays’ Group CISO was elevated to report directly to the Group Chief Information Officer (a member of the Group Executive
Committee), to leverage the strategic and operational benefits of aligning cybersecurity and technology. The Group Chief Information
Officer reports to the Chief Operating Officer, and also sits on the Group Executive Committee. Barclays’ Group CISO is responsible for assessing and managing Barclays’ material risks from cybersecurity threats. The Group CISO is responsible for areas that, among others, include cybersecurity operations; internal penetration testing; third party security management; cryptography; vulnerability management;
governance, risk, and compliance; cyber threat intelligence; and identity access management. The Group CISO has more than 20 years of experience managing cybersecurity for global financial institutions, including responsibility for cybersecurity fusion centres, cyber intelligence, security engineering and architecture, security operations, and network services. The Group CISO is supported by a team of
CISOs for individual business units and jurisdictions. Chief Information Security Office leaders manage Barclays’ cybersecurity activities and are accountable for the day-to-day monitoring of residual risk, identification of gaps, oversight of remedial actions and implementation of strategy. The Group CISO and supporting leadership team collectively have advanced degrees and senior level experience managing cybersecurity risks in a variety of sectors, including those that represent critical national infrastructure, such as telecommunications and financial institutions. They are supported by teams of subject matter experts and analysts in a variety of specialisations, such as penetration testing, cyber-forensic investigations, security engineering, and vulnerability management.
Supporting the delivery of Barclays’ cyber and information security strategy are multiple management committees, forums, and councils, including Cyber Control Councils for each of the eleven Standards supporting the Group Information and Cybersecurity Policy. These Cyber
Control Standards Councils feed into the Cybersecurity Horizontal Controls Forum, the Group Controls Committee, the Group Risk
Committee, and ultimately the Board Risk Committee. In addition, the Group COO holds standalone business reviews that include management updates on the status of cybersecurity across the Group, and a standalone COO Controls Forum that also escalates to the
Group Controls Committee. Barclays’ Operational Risk and Internal Audit functions provide independent views of cyber risk management from second and third line of defence perspectives.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Barclays’ Group CISO is responsible for
assessing and managing Barclays’ material risks from cybersecurity threats. The Group CISO is responsible for areas that, among others, include cybersecurity operations; internal penetration testing; third party security management; cryptography; vulnerability management;
governance, risk, and compliance; cyber threat intelligence; and identity access management. The Group CISO has more than 20 years of experience managing cybersecurity for global financial institutions, including responsibility for cybersecurity fusion centres, cyber intelligence, security engineering and architecture, security operations, and network services. The Group CISO is supported by a team of
CISOs for individual business units and jurisdictions. Chief Information Security Office leaders manage Barclays’ cybersecurity activities and are accountable for the day-to-day monitoring of residual risk, identification of gaps, oversight of remedial actions and implementation of strategy. The Group CISO and supporting leadership team collectively have advanced degrees and senior level experience managing cybersecurity risks in a variety of sectors, including those that represent critical national infrastructure, such as telecommunications and financial institutions. They are supported by teams of subject matter experts and analysts in a variety of specialisations, such as penetration testing, cyber-forensic investigations, security engineering, and vulnerability management.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Barclays' Group Chief Security Officer combines 10
years of law enforcement experience with over 20 years of experience in senior leadership roles managing security at global financial institutions, and is supported by a leadership team with expertise in threat intelligence, investigations, security transformation, and crisis management, as well as other teams of subject matter experts and analysts.
The Group CISO has more than 20 years of
experience managing cybersecurity for global financial institutions, including responsibility for cybersecurity fusion centres, cyber intelligence, security engineering and architecture, security operations, and network services. The Group CISO is supported by a team of
CISOs for individual business units and jurisdictions. Chief Information Security Office leaders manage Barclays’ cybersecurity activities and are accountable for the day-to-day monitoring of residual risk, identification of gaps, oversight of remedial actions and implementation of strategy. The Group CISO and supporting leadership team collectively have advanced degrees and senior level experience managing cybersecurity risks in a variety of sectors, including those that represent critical national infrastructure, such as telecommunications and financial institutions. They are supported by teams of subject matter experts and analysts in a variety of specialisations, such as penetration testing, cyber-forensic investigations, security engineering, and vulnerability management.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Group CISO is responsible for areas that, among others,
include cybersecurity operations; internal penetration testing; third party security management; cryptography; vulnerability management;
governance, risk, and compliance; cyber threat intelligence; and identity access management. The Group CISO has more than 20 years of experience managing cybersecurity for global financial institutions, including responsibility for cybersecurity fusion centres, cyber intelligence, security engineering and architecture, security operations, and network services. The Group CISO is supported by a team of
CISOs for individual business units and jurisdictions. Chief Information Security Office leaders manage Barclays’ cybersecurity activities and are accountable for the day-to-day monitoring of residual risk, identification of gaps, oversight of remedial actions and implementation of strategy. The Group CISO and supporting leadership team collectively have advanced degrees and senior level experience managing cybersecurity risks in a variety of sectors, including those that represent critical national infrastructure, such as telecommunications and financial institutions. They are supported by teams of subject matter experts and analysts in a variety of specialisations, such as penetration testing, cyber-forensic investigations, security engineering, and vulnerability management.
Supporting the delivery of Barclays’ cyber and information security strategy are multiple management committees, forums, and councils, including Cyber Control Councils for each of the eleven Standards supporting the Group Information and Cybersecurity Policy. These Cyber
Control Standards Councils feed into the Cybersecurity Horizontal Controls Forum, the Group Controls Committee, the Group Risk
Committee, and ultimately the Board Risk Committee. In addition, the Group COO holds standalone business reviews that include management updates on the status of cybersecurity across the Group, and a standalone COO Controls Forum that also escalates to the
Group Controls Committee. Barclays’ Operational Risk and Internal Audit functions provide independent views of cyber risk management from second and third line of defence perspectives.
Barclays assesses its cybersecurity activities against the industry-recognised National Institute of Standards and Technology (NIST)
Cybersecurity Framework. Under Barclays' Enterprise Risk Management Framework, there is an Information and Cyber Security Policy supported by eleven Standards which define the minimum requirements for cybersecurity matters across the Barclays Group. The Policy leverages key risk indicators defined in the Standards to integrate cybersecurity risk management into the Group’s Enterprise Risk
Management Framework. The Standards cover the following topics: Cryptography, Network Security, Security Configuration, Data Loss
Prevention, Vulnerability Management, Data Security, Incident Response & Threat Intelligence, Threat Management, Governance, Identity &
Access Management, and Application Security.  The Group CISO approves and is accountable for the Information and Cyber Security Policy and associated Standards. As part of our programme, we periodically assess our performance against these Standards and identify areas for improvement and remediation.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true